GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL
GOODWILL

16 – GOODWILL

Movement in Goodwill is detailed as follows:

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2019	presentation currency and hyperinflation	12.31.2019
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	73,080,100	2,593,972	75,674,072
Argentine operation	28,318,129	1,432,109	29,750,238
Paraguayan operation	7,327,921	(33,593)	7,294,328
Total	117,229,173	3,992,488	121,221,661

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2018	presentation currency and hyperinflation	12.31.2018
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	73,509,080	(428,980)	73,080,100
Argentine operation	4,672,971	23,645,158	28,318,129
Paraguayan operation	6,913,143	414,778	7,327,921
Total	93,598,217	23,630,956	117,229,173

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2017	presentation currency and hyperinflation	12.31.2017
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	81,145,834	(7,636,754)	73,509,080
Argentine operation	5,972,515	(1,299,544)	4,672,971
Paraguayan operation	7,298,133	(384,990)	6,913,143
Total	102,919,505	(9,321,288)	93,598,217